Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 11,675	$ 11,284	$ 11,392	$ 12,295	$ 11,545	$ 11,226	$ 10,641	$ 10,484	$ 10,434	$ 9,952	$ 9,600
Class B
Account Value [Line Items]
Account Value	11,564	11,176	11,284	12,255	11,576	11,325	10,814	10,710	10,725	10,304	10,000
Class C
Account Value [Line Items]
Account Value	11,450	11,067	11,173	12,150	11,483	11,251	10,759	10,671	10,703	10,299	10,000
Class R6
Account Value [Line Items]
Account Value	12,470	12,019	12,117	13,036	12,196	11,829	11,195	10,996	10,919	10,390	10,000
Class Y
Account Value [Line Items]
Account Value	12,453	12,006	12,091	13,028	12,191	11,827	11,198	10,996	10,919	10,390	10,000
Class A-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class B-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class C-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class R6-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class Y-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318	$ 10,000